Vanguard Long-Term Treasury Fund Average Annual Total Returns - Retail Prospectus [Member]	12 Months Ended	60 Months Ended	118 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Bloomberg U.S. Long Treasury Bond Index (reflects no deduction for fees, expenses, or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	(6.41%)	(5.20%)		(0.64%)
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	1.25%	(0.33%)	1.25%	1.35%
Investor Shares
Prospectus [Line Items]
Average Annual Return, Percent	(6.41%)	(5.16%)		(0.73%)
Investor Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	(7.86%)	(6.75%)		(2.25%)
Investor Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	(3.77%)	(4.07%)		(0.89%)
Admiral Shares
Prospectus [Line Items]
Average Annual Return, Percent	(6.32%)	(5.06%)		(0.63%)